Earnings per share - Additional Information (Detail) - shares	Feb. 23, 2022	Dec. 31, 2021	Aug. 11, 2021	Aug. 12, 2020	Feb. 24, 2020	Feb. 19, 2020
Disclosure of non-adjusting events after reporting period [line items]
Rights outstanding			31,032	86,978	70,939	2,108,542
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Rights outstanding	43,925	2,297,491